Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value, Liabilitiesn Measured On Recurring Basis

The following are rollforwards of the liabilities during the nine months ended September 30, 2020:

Derivative Liability - Warrants

Balance at December 31, 2019	$315,855
Series D Warrant reclass from equity to liability classification	509,762
Warrants issued with modification of Horne Note	198,994
Warrants issued with April 17, 2020 financing	6,148,816
Fair value adjustments	(2,986,853)
Warrant reclassification from liability to equity classification	(4,186,574)
Balance at September 30, 2020	$—

Redemption Put Liability

Balance at December 31, 2019	$267,399
Issuance of Series D Convertible Preferred Stock	5,306
Fair value adjustments	(272,705)
Balance at September 30, 2020	$—

The following is a reconciliation of the beginning and ending balances for the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2020:

Derivative Liability - Warrants

Beginning balance as of December 31, 2018	$—
January 8, 2019 – date of dilutive financing	1,215,678
Exchange for common stock	(72,563)
Fair value adjustments	(827,260)
Balance at December 31, 2019	315,855
Series D Warrant reclass from equity to liability classification	509,764
Warrants issued with modification of Horne Management Notes	198,994
Warrants issued with April 17, 2020 financing	6,148,816
Fair value adjustments	(2,986,853)
Warrant reclassification from liability to equity classification	(4,186,576)
Balance at December 31, 2020	$—

Redemption Put Liability

Beginning balance as of December 31, 2018	$—
November 15, 2019 – date of issuance	614,095
Fair value adjustments	(346,696)
Balance at December 31, 2019	$267,399
Issuance of Series D Convertible Preferred Stock	5,305
Fair value adjustments	(272,704)
Balance at December 31, 2020	$—

(1)	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2020 and December 31, 2019.

(2)	Upon the closing of the Rights Offering on September 11, 2020, the Derivative Liability- Warrants was no longer applicable, and its fair value was reclassed to stockholder’s equity.

(3)	The Series D Convertible Preferred Stock was converted into common stock on July 28, 2020 at which time the Redemption Put Liability was no longer applicable, and its fair value was adjusted to zero and the extinguishment was recorded to income.